Financial Instruments - Summary of Carrying Amount of Financial Assets (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	R$ 28,807,488	R$ 17,574,937
Fair value through profit or loss [member]
Disclosure of financial assets [line items]
Financial assets	14,034,381	10,370,846
Fair value through profit or loss [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	2,155,446	3,279,170
Fair value through profit or loss [member] | Marketable securities [member]
Disclosure of financial assets [line items]
Financial assets	3,669,109	3,115,503
Fair value through profit or loss [member] | Derivate financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	8,140,700	3,824,410
Fair value through profit or loss [member] | Other financial assets [member]
Disclosure of financial assets [line items]
Financial assets	69,126	151,763
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	14,773,107	7,204,091
Financial assets at amortised cost, category [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	11,487,472	5,193,104
Financial assets at amortised cost, category [member] | Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	2,033,441	1,814,394
Financial assets at amortised cost, category [member] | Receivables from related parties [member]
Disclosure of financial assets [line items]
Financial assets	929,690	173,341
Financial assets at amortised cost, category [member] | Sector financial assets [member]
Disclosure of financial assets [line items]
Financial assets	241,749	0
Financial assets at amortised cost, category [member] | Dividend receivable [member]
Disclosure of financial assets [line items]
Financial assets	R$ 80,755	R$ 23,252